Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Schedule of annual rates of depreciation property and equipment
%
Computers and electronic equipment	15-33
(mainly 33)
Office furniture and equipment	6-7
Vehicles	15